Income Taxes (Tables)	12 Months Ended
Aug. 31, 2019
Income Taxes
Schedule of current and deferred portions of income tax expense

	For the years ended
	August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current	97,253	125,739	138,552	19,367
Deferred	(5,237)	(17,260)	(17,011)	(2,378)
Income tax expense	92,016	108,479	121,541	16,989

Schedule of reconciliations of the income tax expense

	For the years ended
	August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Income before income tax expense and share of net (loss)/income from equity investees	337,260	318,305	316,069	44,179
PRC statutory tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	84,315	79,576	79,017	11,045
Non-deductible expenses	9,151	40,141	30,961	4,326
International tax rate difference	—	(4,189)	6,000	839
Preferential tax rate	—	(17,327)	(8,357)	(1,168)
Effect of income tax exemptions	—	—	(1,232)	(172)
Equity pick-up	—	—	(2,698)	(377)
Additional tax deduction for qualified research and development expenses	—	(2,066)	(5,525)	(772)
Change in valuation allowance	(15,314)	(14,241)	11,006	1,538
Expired loss	12,293	14,950	11,905	1,665
Interest and penalty	1,571	1,494	1,605	224
Outside basis difference	—	—	(1,583)	(221)
Effect of changes in tax rates on deferred taxes	—	10,141	442	62
Income tax expense	92,016	108,479	121,541	16,989

Schedule of components of the Group's deferred tax assets

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	114,777	139,060	19,437
Accrued expenses and other payables	60,752	85,007	11,882
Unrecognized financing expenses of long-term payable	—	1,281	179
Others	2,234	16,725	2,338
Less: valuation allowance	(116,979)	(131,040)	(18,316)
Non-current deferred tax assets, net	60,784	111,033	15,520
Non-current deferred tax liabilities:
Intangible assets	(28,095)	(42,609)	(5,956)
Unrealized gain on investments	(14,465)	(18,724)	(2,617)
Capitalization of bonus	—	(11,003)	(1,538)
Fair value changes on private equity investments	—	(3,081)	(431)
Accelerated depreciation of fixed assets	(4,297)	(8,186)	(1,144)
Equity in gain of unconsolidated investees	—	(1,160)	(162)
Others	—	(232)	(32)
Non-current deferred tax liabilities, net	(46,857)	(84,995)	(11,880)
Deferred tax assets, net	13,927	26,038	3,640

Schedule of reconciliation of the unrecognized tax benefit

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at September 1	12,720	15,991	2,235
Increase	3,947	11,424	1,597
Decrease	(676)	(2,232)	(312)
Balance at August 31	15,991	25,183	3,520